FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following tables illustrate the classification of the Company's recurring fair value measurements for financial instruments within the fair value hierarchy and their carrying values and fair values as at December 31, 2018 and December 31, 2017:

		December 31, 2018		December 31, 2017
	Level	Carrying value	Fair value	Carrying value	Fair value
Financial Liabilities
Fair value through profit or loss
7% Convertible Debentures embedded derivative	3	4,177	4,177	10,963	10,963

Disclosure of gain (loss) on fair value of financial instruments
Gain on fair value of financial instruments in the Statements of Operations and Comprehensive (Loss)/Income includes the following components:

	For the Years Ended December 31,
	2018	2017
Loss on fair value of 5% Convertible Debentures	$—	$317
Gain on fair value of warrants	—	(86)
Gain on warrant exercise	—	(193)
Gain on fair value of 7% Convertible Debentures embedded derivative	(6,786)	(2,095)
	$(6,786)	$(2,057)

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The significant inputs used in the convertible note valuation are as follows:

	December 31, 2018	December 31, 2017
Embedded derivative
Risk premium	5.0%	7.9%
Borrowing costs	10.0%	15.0%
Expected volatility	45.0%	45.0%
Remaining life (years)	2.6	3.6

Schedule of changes in financial liabilities
The following table presents the changes in the 7% Convertible Debentures embedded derivative for the year ended December 31, 2018:

Fair value
Balance at December 31, 2017	$10,963
Gain on fair value of 7% Convertible Debentures embedded derivative	(6,786)
Balance at December 31, 2018	$4,177